UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08062 Nicholas Equity Income Fund, Inc. (Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202 (Address of principal executive offices) (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer 700 North Water Street Milwaukee, Wisconsin 53202 (Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2007 Date of reporting period: 06/30/2006

Item 1. Schedule of Investments.

	Nicholas Equity Income Fund, Inc.
	Schedule of Investments (unaudited)
	June 30, 2006

		VALUE
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COMMON STOCKS - 94.85%
	Consumer Discretionary - Auto & Components - 4.73%
16,000	Bandag, Incorporated	$ 585,440
10,000	Johnson Controls, Inc.	822,200
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		1,407,640
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	Consumer Discretionary - Consumer Durables & Apparel - 6.89%
8,000	Fortune Brands, Inc.	568,080
10,000	V.F. Corporation	679,200
34,600	Weyco Group, Inc.	803,412
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		2,050,692
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	Consumer Staples - Food & Staple Retail - 2.48%
24,000	SUPERVALU INC.	736,800
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	Consumer Staples - Food, Beverage & Tobacco - 9.02%
5,000	Altria Group, Inc.	367,150
20,000	Anheuser-Busch Companies, Inc.	911,800
8,176	J.M. Smucker Company (The)	365,467
23,000	UST Inc.	1,039,370
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		2,683,787
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	Consumer Staples - Household & Personal Products - 1.39%
8,500	Alberto-Culver Company	414,120
		-----------
	Energy - 15.73%
15,000	Chevron Corporation	930,900
17,000	Crosstex Energy, Inc.	1,616,360
30,000	Kayne Anderson Energy Total Return Fund, Inc.	708,300
40,000	Kayne Anderson MLP Investment Company	1,026,000
4,000	Kinder Morgan, Inc.	399,560
		-----------
		4,681,120
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	Financials - Banks - 6.07%
30,000	CharterMac	561,300
13,000	Fifth Third Bancorp	480,350
10,000	U.S. Bancorp	308,800
10,000	Washington Mutual, Inc.	455,800
		-----------
		1,806,250
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	Financials - Insurance - 8.18%
5,000	American National Insurance Company	648,600
11,676	Lincoln National Corporation	658,994
23,000	Marsh & McLennan Companies, Inc.	618,470
9,000	Mercury General Corporation	507,330
		-----------
		2,433,394
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	Financials - Real Estate - 10.76%
20,000	Equity Residential	894,600
30,000	Health Care Property Investors, Inc.	802,200
38,100	National Health Realty, Inc.	721,995
22,000	Plum Creek Timber Company, Inc.	781,000
		-----------
		3,199,795
		-----------
	Health Care - Pharmaceuticals & Biotechnology - 5.17%
10,000	Johnson & Johnson	599,200
40,000	Pfizer Inc.	938,800
		-----------
		1,538,000
		-----------
	Industrials - Capital Goods - 8.90%
16,000	CLARCOR Inc.	476,640
8,000	Illinois Tool Works Inc.	380,000
6,000	Minnesota Mining & Manufacturing Company	484,620

14,000	Pentair, Inc.	478,660
11,000	W.W. Grainger, Inc.	827,530
		-----------
		2,647,450
		-----------
	Materials - 8.62%
6,000	AptarGroup, Inc.	297,660
25,000	Bemis Company, Inc.	765,500
36,000	RPM International, Inc.	648,000
27,000	STEPAN COMPANY	852,660
		-----------
		2,563,820
		-----------
	Telecommunication Services - 2.19%
50,000	Citizens Communications Company	652,500
		-----------
	Utilities - 4.72%
30,000	Duke Energy Corporation	881,100
35,000	TECO Energy, Inc.	522,900
		-----------
		1,404,000
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TOTAL Common Stocks	(COST: $ 22,886,049)	28,219,368
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SHORT-TERM INVESTMENTS - 5.14%
	Commercial Paper - 4.28%
$275,000	CVS Corporation 07/03/06, 5.18%	275,000
200,000	Walt Disney Company (The) 07/06/06, 5.33%	199,911
300,000	Sara Lee Corporation 07/10/06, 5.28%	299,692
250,000	General Mills, Inc. 07/20/06, 5.30%	249,375
250,000	Fiserv, Inc. 07/31/06, 5.45%	248,940
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		1,272,918
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	Variable Rate Demand Notes - 0.86%
256,690	Wisconsin Corporate Central Credit Union	256,690
		-----------

TOTAL Short-term Investments	(COST: $ 1,529,608)	1,529,608
		-----------

TOTAL SECURITY HOLDINGS - 99.99%		29,748,976
OTHER ASSETS, NET OF LIABILITIES - 0.01%		2,788
		-----------
TOTAL NET ASSETS		$29,751,764
		-----------
		-----------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of June 30, 2006, investment cost for federal tax purposes was $24,423,674 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$6,199,263
Unrealized depreciation	(873,961)
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Net unrealized appreciation	$5,325,302
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.] By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/24/2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/24/2006 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/24/2006